                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment  [  ]; Amendment Number:  ______
   This Amendment (Check only one.): [  ] is a restatement.
                                    [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                  Sound Shore Management, Inc.
                                       --------------------------------------
Address:                               8 Sound Shore Drive, Suite 180
                                       --------------------------------------
                                       Greenwich, CT 06830
                                       --------------------------------------

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:                                  Shanna S. Sullivan
                                        --------------------------------------
 Title:                                 Vice President
                                        --------------------------------------
 Phone:                                 (203) 629-1980
                                        --------------------------------------

Signature, Place, and Date of Signing:

       /s/ Shanna S. Sullivan                      Greenwich, CT                        February 16, 2010
-------------------------------------  -------------------------------------  -------------------------------------
             (Signature)                           (City, State)                             (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number  Name
               028-01190        Frank Russell Company
               028-05788        IXIS Asset Management Advisors, L.P.

                             Form 13F SUMMARY PAGE

Report Summary:       Sound Shore Management, Inc.

Number of Other Included Managers:             2
                                          ----------
Form 13F Information Table Entry Total:       56
                                          ----------
Form 13F Information Table Value Total:   $6,420,912
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.  Form 13F File Number  Name
1         028-01190        Frank Russell Company
2         028-05788        Natixis Asset Management Advisors,
                           L.P.

  Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite
                           180, Greenwich, CT 06830

                                                                     12/31/2009


------------------------------------------------------------------------------------------------------------------------
     Item 1        Item 2  Item 3     Item 4     Item 5             Item 6           Item 7            Item 8
 Name of Issuer    Title   Cusip    Mkt. Value   Shares     Investment Discretion    Mgrs.        Voting Authority
                     of    Number    x $1000              --------------------------        ----------------------------
                   Class                                     Sole     Shared   Other           Sole    Shared    None
                                                             (A)       (B)      (C)            (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------
Abbott
  Laboratories.... COMMON 002824100   165,805   3,071,023  2,921,325   149,698   0           2,310,225   0       760,798
AES
  Corporation..... COMMON 00130H105   141,992  10,668,096 10,117,206   550,890   0           8,001,806   0     2,666,290
AllianceBernstein
  Holding......... COMMON 01881G106       337      12,000     12,000         0   0              12,000   0             0
Apollo Group,
  Inc............. COMMON 037604105   155,805   2,571,891  2,446,533   125,358   0           1,932,533   0       639,358
Baker Hughes
  Inc............. COMMON 057224107   154,756   3,823,036  3,637,070   185,966   0           2,871,070   0       951,966
Bank of America
  Corp Pref....... PREFER 060505419    44,760   3,000,000  3,000,000         0   0           3,000,000   0             0
Bank of America
  Corporation..... COMMON 060505104    72,308   4,801,313  4,801,313         0   0           3,014,113   0     1,787,200
Baxter
  International
  Inc............. COMMON 071813109   101,470   1,729,204  1,644,280    84,924   0           1,299,880   0       429,324
Berkshire
  Hathaway, Inc.
  Cl A............ COMMON 084670108   107,632       1,085      1,085         0   0                 832   0           253
Berkshire
  Hathaway, Inc.
  Cl B............ COMMON 084670207    18,760       5,709      4,432     1,277   0                4432   0         1,277
Boston Scientific
  Corporation..... COMMON 101137107   139,060  15,451,102 14,686,866   764,236   0          11,624,866   0     3,826,236
Chubb
  Corporation..... COMMON 171232101       246       5,000      5,000         0   0               5,000   0             0
CitiGroup,
  Inc............. COMMON 172967101   153,924  46,502,646 44,187,762 2,314,884   0          34,838,562   0    11,664,084
Coca Cola
  Company......... COMMON 191216100   112,886   1,980,448  1,895,770    84,678   0           1,499,070   0       481,378
Comcast
  Corporation
  Class A......... COMMON 20030N101   163,766   9,713,295  9,235,994   477,301   0           7,293,594   0     2,419,701
ConocoPhillips,
  Inc............. COMMON 20825C104   143,900   2,817,701  2,679,475   138,226   0           2,118,575   0       699,126
Credit Suisse
  Group........... COMMON 225401108   110,382   2,245,361  2,150,073    95,288   0           1,697,973   0       547,388
Devon Energy
  Corporation..... COMMON 25179M103   190,413   2,590,657  2,466,406   124,251   0           1,949,506   0       641,151
DIRECTV Group
  Inc............. COMMON 25459L106       855      25,626     25,626         0   0              25,626   0             0
El Paso
  Corporation..... COMMON 28336L109   165,746  16,861,259 16,051,599   809,660   0          12,688,799   0     4,172,460
EQT
  Corporation..... COMMON 26884L109   138,190   3,146,394  2,997,191   149,203   0           2,369,891   0       776,503
Exelon
  Corporation..... COMMON 30161N101   182,747   3,739,447  3,558,146   181,301   0           2,814,746   0       924,701
Frontier
  Communications
  Co.............. COMMON 35906A108       301      38,500     38,500         0   0              38,500   0             0
Genzyme
  Corporation..... COMMON 372917104   158,352   3,231,009  3,062,856   168,153   0           2,417,856   0       813,153
Hess
  Corporation..... COMMON 42809H107   220,499   3,644,613  3,476,085   168,528   0           2,744,285   0       900,328
Intl Business
  Machines........ COMMON 459200101       268       2,048      2,048         0   0               2,048   0             0
Intuit Inc........ COMMON 461202103   176,341   5,738,396  5,464,414   273,982   0           4,320,014   0     1,418,382
JetBlue Airways
  Corporation..... COMMON 477143101       300      55,000     55,000         0   0              55,000   0             0
Lowe's
  Companies,
  Inc............. COMMON 548661107       228       9,750      9,750         0   0               9,750   0             0
Marsh &
  McLennan
  Companies....... COMMON 571748102   156,929   7,107,301  6,739,002   368,299   0           5,327,002   0     1,780,299
Merck & Co.
  Inc............. COMMON 589331107       307       8,400      8,400         0   0               8,400   0             0
Microsoft
  Corp............ COMMON 594918104   177,650   5,828,425  5,560,470   267,955   0           4,393,870   0     1,434,555
Morgan
  Stanley......... COMMON 617446448   138,169   4,667,862  4,391,338   276,524   0           3,483,338   0     1,184,524
Newmont Mining
  Corporation..... COMMON 651639106   153,917   3,253,364  3,084,331   169,033   0           2,440,031   0       813,333
Novartis AG
  ADR............. COMMON 66987V109   144,302   2,651,142  2,515,917   135,225   0           1,984,217   0       666,925
Pfizer Inc........ COMMON 717081103   211,082  11,604,274 11,035,796   568,478   0           8,724,796   0     2,879,478
Phillip Morris
  International... COMMON 718172109       345       7,150      7,150         0   0               7,150   0             0
Qualcomm
  Inc............. COMMON 747525103   168,451   3,641,394  3,461,136   180,258   0           2,737,136   0       904,258
Charles Schwab
  Corporation..... COMMON 808513105   156,168   8,297,960  7,897,746   400,214   0           6,253,746   0     2,044,214
Schlumberger
  Ltd............. COMMON 806857108    97,767   1,502,021  1,427,310    74,711   0           1,122,810   0       379,211
Smith
  International
  Inc............. COMMON 832110100   149,222   5,492,151  5,225,460   266,691   0           4,124,660   0     1,367,491
Southwest
  Airlines
  Company......... COMMON 844741108   121,394  10,620,668 10,117,372   503,296   0           7,999,572   0     2,621,096
State Street
  Corporation..... COMMON 857477103   132,353   3,039,797  2,890,097   149,700   0           2,286,497   0       753,300
Symantec
  Corporation..... COMMON 871503108   162,223   9,067,796  8,613,638   454,158   0           6,817,438   0     2,250,358
TJX Companies,
  Inc............. COMMON 872540109       667      18,250     18,250         0   0              18,250   0             0
Texas
  Instruments
  Inc............. COMMON 882508104   200,551   7,695,744  7,325,505   370,239   0           5,792,105   0     1,903,639
Time Warner,
  Inc. New........ COMMON 887317303   119,202   4,090,651  3,879,467   211,184   0           3,068,167   0     1,022,484
Unilever NV
  ADR............. COMMON 904784709   111,193   3,439,318  3,286,430   152,888   0           2,590,530   0       848,788
UnitedHealth
  Group Inc....... COMMON 91324P102   139,920   4,590,564  4,369,580   220,984   0           3,454,380   0     1,136,184
Valero Energy
  Corporation..... COMMON 91913Y100   146,712   8,758,951  8,330,538   428,413   0           6,572,638   0     2,186,313
Visa, Inc......... COMMON 92826C839    94,713   1,082,931  1,027,947    54,984   0             805,547   0       277,384
Wal-Mart Stores,
  Inc............. COMMON 931142103   161,586   3,023,126  2,870,895   152,231   0           2,270,895   0       752,231
Washington Post
  Company......... COMMON 939640108   142,847     324,947    310,166    14,781   0             242,570   0        82,377
XTO Energy,
  Inc............. COMMON 98385X106       233       5,000      5,000         0   0               5,000   0             0
Invesco Ltd....... COMMON G491BT108   174,767   7,440,043  7,086,188   353,855   0           5,584,688   0     1,855,355
Flextronics
  International... COMMON Y2573F102   136,218  18,634,406 17,726,429   907,977   0          13,973,329   0     4,661,077
 Totals:..........   56
                                    6,420,912